UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  March 31, 2010

Institutional Investment manager Filing this Report:

Name:       Valley Forge Capital Advisors Inc.
Address:    11 General Warren Blvd., Ste. 1
	    Malvern, PA  19355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:       Kathy Roman
Title:      Chief Compliance Officer
Phone:      610-232-1777
Signature, place and date of signing:

   Kathy Roman,  Malvern, PA,  April 29, 2010
Report type:
[X]  13F HOLDINGS REPORT.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     7964    95300 SH       Sole                    51400             43900
AFLAC INCORPORATED             COM              001055102     9849   181414 SH       Sole                    97830             83584
AMERICAN EXPRESS CO COM        COM              025816109     7744   187680 SH       Sole                   101130             86550
APACHE CORPORATION COM         COM              037411105     8149    80290 SH       Sole                    43270             37020
APPLE, INC                     COM              037833100     6404    27251 SH       Sole                    14665             12586
BAXTER INTL INC COM            COM              071813109     8031   137993 SH       Sole                    74425             63568
BEST BUY INC COM               COM              086516101     7419   174400 SH       Sole                    94010             80390
CAMPBELL SOUP CO               COM              134429109     3967   112216 SH       Sole                    60480             51736
CHEVRON CORPORATION            COM              166764100     6403    84440 SH       Sole                    45460             38980
CISCO SYSTEMS INC COM          COM              17275R102     4592   176400 SH       Sole                    95110             81290
COLGATE PALMOLIVE CO COM       COM              194162103     3980    46681 SH       Sole                    25135             21546
COMCAST CORP                   COM              20030N101     8630   458290 SH       Sole                   247020            211270
CORNING INC COM                COM              219350105     9457   467937 SH       Sole                   252250            215687
CORRECTIONS CORP OF AMERICA CO COM              22025Y407     3328   167560 SH       Sole                    90320             77240
CREE INC                       COM              225447101     7676   109320 SH       Sole                    59340             49980
DARDEN RESTAURANTS             COM              237194105     8156   183110 SH       Sole                    99370             83740
DEVON ENERGY CORPORATION NEW   COM              25179M103     6631   102924 SH       Sole                    55510             47414
DU PONT E I DE NEMOURS & CO    COM              263534109     7016   188410 SH       Sole                   101640             86770
FACTSET RESEARCH SYSTEMS INC   COM              303075105     6661    90790 SH       Sole                    48940             41850
FORD MOTOR CO                  COM              345370860     8758   696750 SH       Sole                   375550            321200
FREEPORT MCMORAN COP & GOLD    COM              35671D857     7471    89426 SH       Sole                    48140             41286
GAP INC                        COM              364760108     7591   328462 SH       Sole                   177270            151192
GOLDMAN SACHS GROUP INC        COM              38141G104     8746    51256 SH       Sole                    27620             23636
GOOGLE INC CL A                COM              38259P508     9071    15994 SH       Sole                     8624              7370
HARRIS CORP                    COM              413875105     3885    81810 SH       Sole                    44070             37740
HARTFORD FINANCIAL SERVICES GR COM              416515104     4428   155800 SH       Sole                    83970             71830
HEWLETT PACKARD COMPANY        COM              428236103     9212   173328 SH       Sole                    93390             79938
INTERNATIONAL BUSINESS MACHINE COM              459200101    10311    80400 SH       Sole                    43329             37071
JP MORGAN CHASE & CO           COM              46625H100     7408   165542 SH       Sole                    89220             76322
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     8221    89720 SH       Sole                    48400             41320
LUBRIZOL CORP                  COM              549271104     9484   103400 SH       Sole                    55750             47650
MAXIM INTEGRATED PRODS         COM              57772K101     3938   203100 SH       Sole                   109470             93630
MC DONALDS CORPORATION COMMON  COM              580135101     7196   107853 SH       Sole                    58140             49713
MCKESSON CORPORATION           COM              58155Q103     9265   140975 SH       Sole                    76020             64955
MEDCO HEALTH SOLUTIONS COM     COM              58405U102     8235   127555 SH       Sole                    68800             58755
MICRON TECHNOLOGY INC          COM              595112103     4191   404130 SH       Sole                   217910            186220
MICROSOFT CORP COM             COM              594918104     7404   252810 SH       Sole                   136370            116440
NOBLE CORPORATION              COM              H5833N103     7508   179520 SH       Sole                    96730             82790
NORDSTROM INC                  COM              655664100     7512   183890 SH       Sole                    99280             84610
OSHKOSH CORPORATION            COM              688239201     5225   129530 SH       Sole                    69830             59700
PETSMART INC COM               COM              716768106     4011   125490 SH       Sole                    67650             57840
PG & E CORP                    COM              69331C108     6948   163796 SH       Sole                    88260             75536
PRICELINE COM INC              COM              741503403     6131    24045 SH       Sole                    13005             11040
PROCTER & GAMBLE CO            COM              742718109     7687   121500 SH       Sole                    65540             55960
QUEST DIAGNOSTICS INC          COM              74834L100     7508   128803 SH       Sole                    69410             59393
RAYTHEON CO COM NEW            COM              755111507     8269   144765 SH       Sole                    78040             66725
ROSS STORES INC                COM              778296103     5953   111330 SH       Sole                    60420             50910
TEXAS INSTRS INC COM           COM              882508104     7276   297331 SH       Sole                   160220            137111
TORCHMARK CORP COM             COM              891027104     8350   156040 SH       Sole                    84062             71978
TRAVELERS COMPANIES INC COM    COM              89417E109     7340   136070 SH       Sole                    73350             62720
UNUM GROUP                     COM              91529Y106     5081   205144 SH       Sole                   110620             94524
WATSON PHARMACEUTICALS         COM              942683103     8356   200048 SH       Sole                   107790             92258
WELLS FARGO & CO NEW COM       COM              949746101     7809   250930 SH       Sole                   135240            115690
WESTERN DIGITAL CORP COM       COM              958102105     3568    91510 SH       Sole                    49350             42160
WORTHINGTON IND                COM              981811102     4095   236850 SH       Sole                   127670            109180
WYNDHAM WORLDWIDE CORP COM     COM              98310W108    10172   395343 SH       Sole                   213220            182123








FORM 13F SUMMARY PAGE

Report summary:

Number of other included managers:          0

Form 13F information table entry total:     56

Form 13F information table value total:     395671